Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares				6 Months Ended
	Aug. 10, 2026	Mar. 12, 2026	Dec. 02, 2025	Jun. 30, 2026		Dec. 31, 2025
Common stock shares, par value		$ 0.0128
Shares issued				295
Forfeited Earnout Shares pending cancellation				156
Reverse stock split		1-for-80	1-for-16
Subsequent Event [Member]
Reverse stock split	1-for-45 reverse share split
Common Class A [Member]
Common stock shares, par value				$ 0.576		$ 0.576
Common stock, shares authorized				333,333,333		333,333,333
Common stock, shares issued				145,073	[1],[2]	1,065
Common stock, shares outstanding				144,778		769
Common Class B [Member]
Common stock shares, par value				$ 0.576		$ 0.576
Common stock, shares authorized				83,333,333		83,333,333
Common stock, shares issued				2,545		101
Common stock, shares outstanding				2,545		101

[1]	Giving retroactive effect to the 1-for-45 reverse share split effected on August 10, 2026.
[2]	Including 295 shares issued but not outstanding, consisting of 156 forfeited Earnout Shares pending cancellation and 139 shares held as treasury stock reserved for future issuance, as discussed in Note 17.